Warranty Liability (Details) - FREYR AS kr / shares in Units, € in Thousands, kr in Thousands, $ in Thousands					12 Months Ended
	Jul. 08, 2020 USD ($) shares	Jul. 08, 2020 EUR (€) shares	Jun. 15, 2019 item kr / shares	Jun. 10, 2019 item	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 NOK (kr) kr / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Mar. 31, 2021 kr / shares shares	Jun. 15, 2019 EUR (€) shares
Class of Warrant or Right [Line Items]
Number of shares for each warrant							1			1
Exercise price of warrant | kr / shares							kr 0.01			kr 0.01
Fair value of warrants | $								$ 93
Investment Agreement
Class of Warrant or Right [Line Items]
Number of battery projects | item			1	2
Amount of each tranche investment | €											€ 250
Percentage of right to receive the warrants on outstanding shares for each tranche			0.3448%
Percentage of right to receive the warrants on outstanding shares for total tranche	1.82%	1.82%	10.00%
Percentage of right to receive the additional warrants on outstanding shares			4.00%
Number of shares for each warrant											1
Exercise price of warrant | kr / shares			kr 0.01
Warrant exercisable term, after date of issuance			3 years
Warrant exercisable term, after completion or termination of battery project			2 years
Contribution amount	$ 76	€ 221						1,229	€ 1,100
Fair value of warrants | $								$ 93
Fair value, Percentage of warrants on outstanding shares								1.58%	1.58%
Number of warrants issued | $					$ 1,057
Number of warrants Issued (in shares)	3,992,792	3,992,792
Termination Agreement
Class of Warrant or Right [Line Items]
Settlement amount to be paid					$ 360	€ 309
Settlement shares					2,208,865	2,208,865	2,208,865
Contribution per share | kr / shares							kr 0.01
Contribution amount					$ 2		kr 22